Risk management (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Scenario 1 | Interest Rate - Reais
Trading portfolio
Risk Factor	R$ (2,447)
Description	Exposures subject to changes in interest fixed rate
Scenario 1 | Coupon Interest Rate
Trading portfolio
Risk Factor	R$ (944)
Description	Exposures subject to changes in coupon rate of interest rate
Scenario 1 | Inflation
Trading portfolio
Risk Factor	R$ (5,032)
Description	Exposures subject to change in coupon rates of price indexesCoupon - US Dollar
Scenario 1 | Coupon - US Dollar
Trading portfolio
Risk Factor	R$ (5,306)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 1 | Coupon - Other Currencies
Trading portfolio
Risk Factor	R$ (6,399)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 1 | Foreign Currency
Trading portfolio
Risk Factor	R$ (4,933)
Description	Exposures subject to foreign exchange
Scenario 1 | Eurobond/Treasury/Global
Trading portfolio
Risk Factor	R$ (1,469)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 1 | Shares and Indexes
Trading portfolio
Risk Factor	R$ (1,768)
Description	Exposures subject to change in shares price
Scenario 1 | Total
Trading portfolio
Risk Factor	R$ (28,298)	[1]
Scenario 2 | Interest Rate - Reais
Trading portfolio
Risk Factor	R$ (73,635)
Description	Exposures subject to changes in interest fixed rate
Scenario 2 | Coupon Interest Rate
Trading portfolio
Risk Factor	R$ (19,373)
Description	Exposures subject to changes in coupon rate of interest rate
Scenario 2 | Inflation
Trading portfolio
Risk Factor	R$ (77,354)
Description	Exposures subject to change in coupon rates of price indexesCoupon - US Dollar
Scenario 2 | Coupon - US Dollar
Trading portfolio
Risk Factor	R$ (16,830)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 2 | Coupon - Other Currencies
Trading portfolio
Risk Factor	R$ (29,576)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 2 | Foreign Currency
Trading portfolio
Risk Factor	R$ (123,334)
Description	Exposures subject to foreign exchange
Scenario 2 | Eurobond/Treasury/Global
Trading portfolio
Risk Factor	R$ (8,734)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 2 | Shares and Indexes
Trading portfolio
Risk Factor	R$ (44,194)
Description	Exposures subject to change in shares price
Scenario 2 | Total
Trading portfolio
Risk Factor	R$ (393,030)	[1]
Scenario 3 | Interest Rate - Reais
Trading portfolio
Risk Factor	R$ (147,269)
Description	Exposures subject to changes in interest fixed rate
Scenario 3 | Coupon Interest Rate
Trading portfolio
Risk Factor	R$ (38,746)
Description	Exposures subject to changes in coupon rate of interest rate
Scenario 3 | Inflation
Trading portfolio
Risk Factor	R$ (154,707)
Description	Exposures subject to change in coupon rates of price indexesCoupon - US Dollar
Scenario 3 | Coupon - US Dollar
Trading portfolio
Risk Factor	R$ (33,659)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 3 | Coupon - Other Currencies
Trading portfolio
Risk Factor	R$ (59,152)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 3 | Foreign Currency
Trading portfolio
Risk Factor	R$ (246,668)
Description	Exposures subject to foreign exchange
Scenario 3 | Eurobond/Treasury/Global
Trading portfolio
Risk Factor	R$ (17,469)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 3 | Shares and Indexes
Trading portfolio
Risk Factor	R$ (88,388)
Description	Exposures subject to change in shares price
Scenario 3 | Total
Trading portfolio
Risk Factor	R$ (786,058)	[1]

[1]	Amounts net of taxes.